Borrowings (Details) - Schedule of borrowings - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Borrowings [Abstract]
Harbert loan, net of debt amortization expenses			$ 15,479,975
Blue Torch finance, net of debt amortization expenses	$ 87,295,194	86,758,378
BPI France	689,598	839,473	1,147,826
CIN Phases			932,194
BNP Paribas	705,697	748,797	910,160
Total	$ 91,247,204	$ 88,346,648	$ 18,470,155